EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 22, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolios:

EQ/AB Short Duration Government Bond Portfolio

EQ/Quality Bond PLUS Portfolio

Effective December 15, 2019, Greg Wilensky will no longer have responsibility for the securities selection, research, and trading for the EQ/AB Short Duration Government Bond Portfolio and the Active Allocated Portion and the Passive Allocated Portion of the EQ/Quality Bond PLUS Portfolio. All references to Greg Wilensky in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective December 15, 2019, the table in the section of the Summary Prospectus and Prospectus entitled “EQ/AB Short Duration Government Bond Portfolio — Who Manages the Portfolio — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Dimitri Silva, CFA®	Vice President of AllianceBernstein	December 2019

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Effective December 15, 2019, the table in the section of the Summary Prospectus and Prospectus entitled “EQ/Quality Bond PLUS Portfolio — Who Manages the Portfolio — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Dimitri Silva, CFA®	Vice President of AllianceBernstein	December 2019

Effective December 15, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P. (AllianceBernstein”)” is amended to include the following information:

Dimitri Silva is a Vice President, Portfolio Manager and member of the US Multi-Sector, Global Multi-Sector and Fixed Income Absolute Return Teams at AllianceBernstein. He joined AllianceBernstein in 2007.

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Effective December 15, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein, L.P.” is amended to add the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of
	September 30, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/AB Short Duration Government Bond Portfolio
Dimitri Silva	66	$17,440	94	$6,567	143	$21,171	N/A	N/A	N/A	N/A	3	$1,489

EQ/Quality Bond PLUS Portfolio
Dimitri Silva	66	$18,809	94	$6,567	143	$21,171	N/A	N/A	N/A	N/A	3	$1,489

Ownership of Securities of the Portfolio as of September 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/AB Short Duration Government Bond Portfolio
Dimitri Silva	X

EQ/Quality Bond PLUS Portfolio
Dimitri Silva	X

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